Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-15 - Consumer Staples Portfolio	Consumer Staples Portfolio Return Before Taxes Past 1 year	Consumer Staples Portfolio Return Before Taxes Past 5 years	Consumer Staples Portfolio Return Before Taxes Past 10 years	Consumer Staples Portfolio After Taxes on Distributions Past 1 year	Consumer Staples Portfolio After Taxes on Distributions Past 5 years	Consumer Staples Portfolio After Taxes on Distributions Past 10 years	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 1 year	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 5 years	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	14.50%	9.69%	10.40%	11.36%	7.72%	8.67%	10.11%	7.26%	8.14%	28.71%	18.47%	16.55%	17.62%	11.24%	12.25%